Goodwill - Summary of Goodwill by the Cash-Generating Unit or Group of Cash-Generating Units (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	$ 892,402	[1]	$ 1,008,374
Foreign Currency Translation	9,791		(115,972)
Closing balance	902,193		892,402	[1]
Enel Colina S.A. [Member] | Enel Colina S.A. [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	2,248		2,554
Foreign Currency Translation	237		(306)
Closing balance	2,485		2,248
Enel Distribucion Chile S.A. [Member] | Enel Distribucion Chile [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	90,784		103,136
Foreign Currency Translation	9,554		(12,352)
Closing balance	100,338		90,784
Enel Generacin Chile S.A. [Member] | Enel Generacion Chile [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	759,331		862,645
Foreign Currency Translation			(103,314)
Closing balance	759,331		759,331
Enel Green Power Chile S.A. [Member] | Enel Green Power Chile [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	29,030		29,030
Closing balance	29,030		29,030
Geotrmica del Norte [Member] | Enel Green Power Chile [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	109		109
Closing balance	109		109
Parque Elico Talinay Oriente [Member] | Enel Green Power Chile [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	10,900		10,900
Closing balance	$ 10,900		$ 10,900

[1]	See Note 3.